Related-Party and Party-in-interest Transactions	12 Months Ended
Dec. 31, 2025
401(k) Retirement Savings Account Plan
Related-Party and Party-in-interest Transactions
Related-Party and Party-in-interest Transactions

9.Related-Party and Party-in-interest Transactions:

The Plan has $1,512,735 and $1,648,509 of the Kroger Co. common shares held outside of the Master Trust at December 31, 2025 and 2024, respectively.

The Plan purchased 1,227,283 and 1,149,716 common shares of The Kroger Co. at a cost of $82,166 and $63,127 in 2025 and 2024, respectively, through its interest in the Master Trust and during the time it was held outside the Master Trust.

The Plan sold 3,974,328 and 2,506,224 common shares of The Kroger Co. for $265,823 and $141,255 with a realized gain of $175,944 and $83,104 in 2025 and 2024, respectively, through its interest in the Master Trust and during the time it was held outside the Master Trust.

Fidelity Workplace Services, LLC and Bank of America, N.A. and Merrill Lynch provided recordkeeping services to the Plan during 2024. Fidelity Workplace Services, LLC provided recordkeeping and stock administration services to the Plan during 2025. Therefore, transactions with Fidelity Workplace Services, LLC and Bank of America, N.A. and Merrill Lynch qualify as party-in-interest transactions.

Fidelity Management Trust Company is the trustee for the Company Stock Investment Fund (Kroger common stock) taking possession of the assets effective August 26, 2024.